Earnings Per Share - Schedule of Earnings Per Share (Detail) - ARS ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net Income for the Year Attributable to Parent Company´s Owners	$ 1,624,744,805	$ 734,238,287	$ 329,383,656
Weighted Average Ordinary Shares (in shares)	1,483,089	1,474,692	1,474,692
Earnings per Share - Basic (in ars per share)	$ 1,095.51	$ 497.89	$ 223.36
Earnings per Share - Diluted (in ars per share)	$ 1,095.51	$ 497.89	$ 223.36